UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended December 31, 2009

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     MCM Capital Management, LLC

Address:  1370 Avenue of the Americas
          New York, New York  10019

13F File Number: 028-10733

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     Alan Rivera, Esq.
Title:    Chief Financial Officer & General Counsel
Phone:    (212) 586-4333


Signature, Place and Date of Signing:

/s/ Alan Rivera                New York, New York           February 16, 2010
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             1

Form 13F Information Table Entry Total:        9

Form 13F Information Table Value Total:   $191,228
                                         (thousands)


Confidential Information has been omitted from this public Form 13F report and has been filed separately with the Securities and Exchange Commission.


List of Other Included Managers:

1. Name: MMI Investments, LP               13F File Number: 028-12272

                                                    FORM 13F INFORMATION TABLE



COLUMN 1                        COLUMN 2  COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7         COLUMN 8

                                 TITLE                VALUE      SHRS OR  SH/ PUT/   INVESTMENT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS     CUSIP                PRN AMT  PRN CALL   DISCRETION   MANAGERS     SOLE     SHARED  NONE
ACTUANT CORP                   CL A NEW   00508X203    2,149     116,000  SH           Sole         None       116,000
BRINKS CO                      COM        109696104    6,689     274,800  SH           Sole         None       274,800
BRINKS HOME SEC HLDGS INC      COM        109699108   36,015   1,103,400  SH           Sole         None     1,103,400
COMMSCOPE INC                  COM        203372107   13,042     491,600  SH           Sole         None       491,600
CHEMED CORP NEW                COM        16359R103   20,982     437,400  SH           Sole         None       437,400
DHT MARITIME INC               COM        Y2065G105   14,536   3,950,000  SH           Sole         None     3,950,000
GENOPTIX INC                   COM        37243V100   17,623     496,000  SH           Sole         None       496,000
SOUTHWEST WTR CO               COM        845331107    3,072     521,600  SH           Sole         None       521,600
UNISYS CORP                    COM        909214108   77,120   2,000,000  SH           Sole         None     2,000,000





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